UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22946

Guggenheim Strategy Funds Trust
(Exact name of registrant as specified in charter)

702 King Farm Blvd, Suite 200 Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee
702 King Farm Blvd, Suite 200, Rockville, Maryland 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: September 30

Date of reporting period: October 1, 2024 – September 30, 2025

Item 1.	Reports to Stockholders.

(a)	The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Guggenheim Strategy Fund II

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Strategy Fund II for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
$18	0.17%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund returned 5.95%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and outperforming the fund's secondary index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 4.47% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), while duration detracted from performance as intermediate-to-long end rates rose. Spreads were mixed, with widening in the fund's asset-backed securities and non-agency commercial mortgage-backed securities allocations driving spread detraction, which was partially offset by spread tightening in corporate credit allocations leading to a modest net detraction from spreads over the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Guggenheim Strategy Fund II	5.95%	3.99%	3.29%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg 1-3 Month U.S. Treasury Bill Index	4.47%	3.04%	2.08%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 9.30.25
Net Assets	$127,159,449
Total Number of Portfolio Holdings	135
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$0

The fund does not pay an advisory fee.

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Strategy Fund II	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

BX Commercial Mortgage Trust, 5.92%	2.8%
JP Morgan Chase Commercial Mortgage Securities Trust, 6.06%	2.8%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	2.3%
WMRK Commercial Mortgage Trust, 7.59%	2.3%
Brighthouse Financial Global Funding, 5.55%	2.1%
AEGON Funding Company LLC, 5.50%	2.1%
Citigroup Mortgage Loan Trust, Inc., 9.17%	2.0%
BXMT Ltd., 5.66%	1.9%
Athene Global Funding, 5.68%	1.8%
OBX Trust, 5.99%	1.8%
Top 10 Total	21.9%

[1]	"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's net expense ratio was 0.17% for the year ended September 30, 2025, an increase of 0.07% compared to the prior year. The primary driver of the increase was the impact of reduced average net assets.

Availability of Additional Information.

For additional information, including the fund's financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-C000141590-093025

Guggenheim Investments	2

Guggenheim Strategy Fund III

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Strategy Fund III for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
$14	0.14%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund returned 5.91%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and outperforming the fund's secondary index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 4.47% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), while duration detracted from performance as intermediate-to-long end rates rose. Spreads were mixed, with widening in the fund's asset-backed securities and non-agency commercial mortgage-backed securities allocations driving spread detraction, which was mostly offset by spread tightening in corporate credit allocations leading to a modest neutral impact from spreads over the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Guggenheim Strategy Fund III	5.91%	3.96%	3.40%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg 1-3 Month U.S. Treasury Bill Index	4.47%	3.04%	2.08%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 9.30.25
Net Assets	$128,124,969
Total Number of Portfolio Holdings	151
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$0

The fund does not pay an advisory fee.

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Strategy Fund III	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

FirstKey Homes Trust, 2.67%	2.8%
BX Commercial Mortgage Trust, 5.92%	2.6%
WMRK Commercial Mortgage Trust, 7.59%	2.3%
Brighthouse Financial Global Funding, 5.55%	2.2%
BRSP Ltd., 6.15%	2.1%
AEGON Funding Company LLC, 5.50%	2.1%
Citigroup Mortgage Loan Trust, Inc., 9.17%	2.1%
OSAT Trust, 6.12%	2.0%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	1.8%
OBX Trust, 5.99%	1.7%
Top 10 Total	21.7%

[1]	"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-C000141591-093025

Guggenheim Investments	2

Guggenheim Variable Insurance Strategy Fund III

Variable Annuity

Annual Shareholder Report | 9.30.25

This annual shareholder report contains important information about the Guggenheim Variable Insurance Strategy Fund III for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$41	0.40%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund returned 5.76%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and outperforming the fund's secondary index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 4.47% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income). Duration was a modest detractor as intermediate-to-long end rates rose. Credit positioning detracted modestly from performance due to spread widening within the fund's asset-backed and non-agency commercial mortgage-backed securities allocations.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Guggenheim Variable Insurance Strategy Fund III	5.76%	3.89%	3.34%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg 1-3 Month U.S. Treasury Bill Index	4.47%	3.04%	2.08%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 9.30.25
Net Assets	$30,985,169
Total Number of Portfolio Holdings	82
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$0

The fund does not pay an advisory fee.

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Variable Insurance Strategy Fund III | Variable Annuity	Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

FirstKey Homes Trust, 2.67%	4.2%
BX Commercial Mortgage Trust, 5.92%	3.9%
Anchorage Credit Funding 4 Ltd., 2.72%	3.8%
WMRK Commercial Mortgage Trust, 7.59%	3.7%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	3.3%
BXMT Ltd., 5.66%	3.2%
Cerberus Loan Funding XXXII, LP, 6.20%	3.2%
Citigroup Mortgage Loan Trust, Inc., 9.17%	3.1%
OSAT Trust, 6.12%	3.1%
OBX Trust, 5.99%	2.6%
Top 10 Total	34.1%

[1]	"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's net expense ratio was 0.40% for the year ended September 30, 2025, an increase of 0.24% compared to the prior year. The primary driver of the increase was the impact of reduced average net assets.

Availability of Additional Information.

For additional information, including the fund's financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000141592-093025

Guggenheim Investments	2

(b)	Not applicable

Item 2.	Code of Ethics.

The registrant’s Board of Trustees has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the code of ethics during the period covered by this report. The code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the “Audit Committee”), Sandra G. Sponem. Ms. Sponem is “independent,” meaning that she is not an “interested person” of the registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act) and she does not accept any consulting, advisory, or other compensatory fee from the registrant (except in her capacity as a Board or committee member).

(Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Audit Committee or Board of Trustees.)

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees: the aggregate Audit Fees billed by the registrant’s principal accountant for professional services rendered for the audit of the annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $131,461 and $118,517 for the fiscal years ended September 30, 2025 and September 30, 2024, respectively.

(b) Audit-Related Fees: the aggregate Audit-Related Fees billed by the registrant’s principal accountant for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4, were $0 and $0 for the fiscal years ended September 30, 2025 and September 30, 2024, respectively.

(c) Tax Fees: the aggregate Tax Fees billed by the registrant’s principal accountant for professional services rendered for tax compliance, tax advice and tax planning, including preparation of tax returns and distribution assistance were $29,660 and $25,938 for the fiscal years ended September 30, 2025 and September 30, 2024, respectively. These services consisted of [(i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired and (iv) review of U.S. federal excise distribution calculations].

(d) All Other Fees: the aggregate All Other Fees billed by the registrant’s principal accountant for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item 4, were $0 and $0 for the fiscal years ended September 30, 2025 and September 30, 2024, respectively.

(e) Audit Committee Pre-Approval Policies and Procedures.

(1) The registrant’s pre-approval policy requires the Audit Committee to pre-approve any engagement of the registrant’s independent auditors to provide any services, other than “prohibited non-audit services,” to the registrant, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X). The independent auditors or the Chief Accounting Officer of the registrant (or an officer of the registrant who reports to the Chief Accounting Officer) report to the Audit Committee at each of its regular scheduled meetings all audit, audit-related and permissible non-audit services initiated since the last such report (unless the services were contained in the initial audit plan, as previously presented to, and approved by, the Audit Committee). The report includes a general description of the services and projected fees, and the means by which such services were approved by the Audit Committee. The Audit Committee is also required to pre-approve any engagement of the registrant’s independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the registrant’s investment adviser (or any “control affiliate” of the investment adviser providing ongoing services to the registrant), if the engagement relates directly to the operations or financial reporting of the registrant (unless an exception is available under Rule 2-01 of Regulation S-X). (2) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-Audit Fees. The aggregate non-audit fees billed by the registrant's accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $29,660 and $25,938 respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant’s principal accountant for audit services rendered to the registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) Auditor Independence. The registrant’s Audit Committee was provided with information relating to the provision of non-audit services by Ernst & Young, LLP to the registrant’s investment adviser (not including any sub adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved by the Audit Committee so that a determination could be made whether the provision of such services is compatible with maintaining Ernst & Young, LLP’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable to this registrant.

(b)	Not applicable to this registrant

Item 6.	Investments.

(a)	The Schedule of Investments is included under Item 7 of this Form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

9.30.2025

Guggenheim Strategy Funds Trust Annual Financial Report

Guggenheim Strategy Funds
Guggenheim Strategy Fund II
Guggenheim Strategy Fund III
Guggenheim Variable Insurance Strategy Fund III

GuggenheimInvestments.com

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

TABLE OF CONTENTS

ITEM 7: FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (ANNUAL FINANCIAL REPORT)
GUGGENHEIM STRATEGY FUND II	2
GUGGENHEIM STRATEGY FUND III	12
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III	22
NOTES TO FINANCIAL STATEMENTS	31
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	43
OTHER INFORMATION	44
ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	45
ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	46
ITEM 10: REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES	47
ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	48

GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 1

SCHEDULE OF INVESTMENTS	September 30, 2025
GUGGENHEIM STRATEGY FUND II

	Shares	Value
MONEY MARKET FUND***,† - 2.5%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.00%[1]	3,196,394	$3,196,394
Total Money Market Fund
(Cost $3,196,394)		3,196,394

	Face Amount
CORPORATE BONDS†† - 39.2%
Financial - 21.3%
Brighthouse Financial Global Funding
5.55% due 04/09/27[2]	$2,700,000	2,745,302
AEGON Funding Company LLC
5.50% due 04/16/27[2]	2,600,000	2,645,474
Athene Global Funding
5.68% due 02/23/26[2]	2,300,000	2,310,418
F&G Global Funding
5.88% due 06/10/27[2]	2,100,000	2,154,079
Mutual of Omaha Companies Global Funding
5.35% due 04/09/27[2]	1,750,000	1,779,625
Barclays plc
5.67% due 03/12/28[3]	1,700,000	1,733,062
HSBC Holdings plc
5.60% due 05/17/28[3]	1,600,000	1,633,601
Standard Chartered plc
5.69% due 05/14/28[2,3]	1,600,000	1,633,229
Jackson National Life Global Funding
5.60% due 04/10/26[2]	1,600,000	1,611,575
LPL Holdings, Inc.
5.70% due 05/20/27	1,550,000	1,579,223
CNO Global Funding
5.88% due 06/04/27[2]	1,060,000	1,087,481
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	900,000	881,576
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,3]	850,000	857,131
Mizuho Financial Group, Inc.
5.41% due 09/13/28[3]	800,000	819,314
Societe Generale S.A.
5.52% due 01/19/28[2,3]	800,000	810,704
GA Global Funding Trust
1.63% due 01/15/26[2]	600,000	595,158
SLM Corp.
3.13% due 11/02/26	600,000	587,787
Nationwide Building Society
4.65% due 07/14/29[2,3]	550,000	554,494
United Wholesale Mortgage LLC
5.50% due 11/15/25[2]	490,000	489,824
American National Group, Inc.
5.00% due 06/15/27	240,000	241,971
Brown & Brown, Inc.
4.60% due 12/23/26	175,000	175,916

OneMain Finance Corp.
7.13% due 03/15/26	168,000	169,519
Total Financial		27,096,463

Consumer, Non-cyclical - 7.6%
Universal Health Services, Inc.
1.65% due 09/01/26	1,950,000	1,903,886
Element Fleet Management Corp.
6.27% due 06/26/26[2]	1,700,000	1,721,997
Icon Investments Six DAC
5.81% due 05/08/27	1,600,000	1,632,426
Global Payments, Inc.
4.95% due 08/15/27	1,600,000	1,619,128
IQVIA, Inc.
5.00% due 05/15/27[2]	1,000,000	997,216
Triton Container International Ltd.
2.05% due 04/15/26[2]	900,000	888,676
AMN Healthcare, Inc.
4.63% due 10/01/27[2]	350,000	349,860
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons Ltd. Partnership / Albertsons LLC
3.25% due 03/15/26[2]	330,000	327,420
Block, Inc.
2.75% due 06/01/26	150,000	148,030
Graham Holdings Co.
5.75% due 06/01/26[2]	125,000	124,949
Total Consumer, Non-cyclical		9,713,588

Industrial - 3.8%
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.35% due 01/12/27[2]	1,650,000	1,669,979
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	950,000	935,070
Weir Group plc
2.20% due 05/13/26[2]	950,000	934,848
Vontier Corp.
1.80% due 04/01/26	850,000	838,258
Jabil, Inc.
4.25% due 05/15/27	250,000	250,020
1.70% due 04/15/26	250,000	246,647
Total Industrial		4,874,822

Consumer, Cyclical - 2.4%
Live Nation Entertainment, Inc.
6.50% due 05/15/27[2]	900,000	908,326
United Airlines, Inc.
4.38% due 04/15/26[2]	900,000	898,618
LG Electronics, Inc.
5.63% due 04/24/27[2]	850,000	865,642
Air Canada
3.88% due 08/15/26[2]	330,000	327,005
Newell Brands, Inc.
6.38% due 09/15/27	84,000	85,145
Total Consumer, Cyclical		3,084,736

2 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
GUGGENHEIM STRATEGY FUND II

	Face Amount	Value
Utilities - 1.6%
Algonquin Power & Utilities Corp.
5.37% due 06/15/26	$1,750,000	$1,762,586
Terraform Global Operating, LP
6.13% due 03/01/26[2]	212,000	209,321
Total Utilities		1,971,907

Communications - 1.2%
FactSet Research Systems, Inc.
2.90% due 03/01/27	1,500,000	1,472,554

Technology - 1.1%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	1,450,000	1,422,488

Energy - 0.2%
Buckeye Partners, LP
3.95% due 12/01/26	250,000	247,774
Total Corporate Bonds
(Cost $49,430,571)		49,884,332

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 34.4%
Residential Mortgage-Backed Securities - 23.2%
OBX Trust
2024-NQM5, 5.99% due 01/25/64[2,4]	2,219,180	2,241,168
2024-NQM8, 6.23% due 05/25/64[2,4]	1,095,665	1,110,900
2024-NQM6, 6.45% due 02/25/64[2,4]	1,089,441	1,106,390
2024-NQM7, 6.24% due 03/25/64[2,4]	1,060,188	1,074,161
2023-NQM2, 6.32% due 01/25/62[2,4]	1,025,725	1,027,236
2023-NQM1, 6.25% due 11/25/63[2,4]	457,608	461,535
GCAT Trust
2024-NQM2, 6.09% due 06/25/59[2,4]	969,528	980,898
2022-NQM4, 5.73% due 08/25/67[2,4]	948,958	948,819
2023-NQM3, 6.89% due 08/25/68[2,4]	324,163	328,500
2025-NQM4, 5.53% due 06/25/70[2]	294,670	297,220
Citigroup Mortgage Loan Trust, Inc.
2022-A, 9.17% due 09/25/62[2,4]	2,475,192	2,481,941
Legacy Mortgage Asset Trust
2021-GS3, 5.75% due 07/25/61[2]	1,093,837	1,093,745
2021-GS4, 5.65% due 11/25/60[2]	852,754	853,241
2021-GS2, 5.75% due 04/25/61[2]	412,623	412,301
CSMC Trust
2021-RPL7, 4.20% (WAC) due 07/27/61◊,2	562,295	559,699
2021-RPL4, 4.14% (WAC) due 12/27/60◊,2	438,065	436,289
2020-NQM1, 2.21% due 05/25/65[2]	383,031	366,197
OSAT Trust
2021-RPL1, 6.12% due 05/25/65[2]	1,300,648	1,301,155
Home Equity Loan Trust
2007-FRE1, 4.46% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	1,326,771	1,287,702
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,2	677,989	638,997
2018-2A, 3.50% (WAC) due 02/25/58◊,2	620,445	592,484
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	1,286,464	1,214,705
Angel Oak Mortgage Trust
2024-4, 6.20% due 01/25/69[2,4]	587,203	594,256
2022-1, 3.29% (WAC) due 12/25/66◊,2	469,463	420,651
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,2	1,077,326	1,007,340
NovaStar Mortgage Funding Trust Series
2007-2, 4.47% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	773,652	762,784
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 4.90% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	774,579	753,402
Soundview Home Loan Trust
2006-OPT5, 4.55% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	761,176	742,388
Verus Securitization Trust
2021-6, 1.89% (WAC) due 10/25/66◊,2	521,410	459,233
2021-3, 1.44% (WAC) due 06/25/66◊,2	182,405	160,351
Alternative Loan Trust
2007-OA7, 4.55% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 05/25/47◊	560,535	516,721
HarborView Mortgage Loan Trust
2006-14, 4.55% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	509,490	477,099
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,2	465,950	458,995
HOMES Trust
2024-AFC2, 5.58% (WAC) due 10/25/59◊,2	425,735	428,917
FIGRE Trust
2024-HE5, 5.44% (WAC) due 10/25/54◊,2	400,863	405,251
COLT Mortgage Loan Trust
2023-3, 7.18% due 09/25/68[2,4]	346,053	351,135
PMT Loan Trust
2025-INV8, 6.00% (WAC) due 07/25/56◊,2	343,315	345,916
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 4.55% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	308,821	306,810
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	197,177	195,022
BRAVO Residential Funding Trust
2025-NQM7, 5.46% due 07/25/65[2]	146,305	147,446
Banc of America Funding Trust
2015-R2, 4.53% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,2	115,347	115,056
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	41,415	41,078
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	32,043	30,390
Total Residential Mortgage-Backed Securities		29,535,524

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 3

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
GUGGENHEIM STRATEGY FUND II

	Face Amount	Value
Commercial Mortgage-Backed Securities - 10.3%
BX Commercial Mortgage Trust
2021-VOLT, 5.92% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,2	$3,633,105	$3,621,752
2022-LP2, 5.71% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	770,000	769,037
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.06% (1 Month Term SOFR + 1.90%, Rate Floor: 1.54%) due 06/15/38◊,2	3,900,000	3,513,848
WMRK Commercial Mortgage Trust
2022-WMRK, 7.59% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	2,850,000	2,857,135
Citigroup Commercial Mortgage Trust
2018-C6, 0.93% (WAC) due 11/10/51◊,5	44,966,063	929,035
BXHPP Trust
2021-FILM, 5.37% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	500,000	456,776
BENCHMARK Mortgage Trust
2019-B14, 0.89% (WAC) due 12/15/62◊,5	21,540,755	449,745
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.75% (WAC) due 06/15/51◊,5	33,061,448	403,935
Life Mortgage Trust
2021-BMR, 5.37% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,2	101,460	101,016
Total Commercial Mortgage-Backed Securities		13,102,279

Government Agency - 0.9%
Fannie Mae
6.50% due 04/25/49	736,068	750,655
5.00% due 05/25/52	338,894	339,272
Total Government Agency		1,089,927

Total Collateralized Mortgage Obligations
(Cost $44,734,159)		43,727,730

ASSET-BACKED SECURITIES†† - 20.8%
Collateralized Loan Obligations - 9.9%
BXMT Ltd.
2020-FL2 AS, 5.66% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38◊,2	2,500,000	2,470,071
2020-FL3 AS, 6.51% (1 Month Term SOFR + 2.36%, Rate Floor: 2.36%) due 11/15/37◊,2	1,750,000	1,743,547
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.07% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	2,150,000	2,159,880
FS Rialto
2021-FL3 B, 6.06% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36◊,2	2,000,000	1,996,097
BRSP Ltd.
2021-FL1 B, 6.15% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,2	1,500,000	1,496,419
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.20% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,2	976,310	978,998
Sound Point CLO XIX Ltd.
2018-1A A, 5.58% (3 Month Term SOFR + 1.26%, Rate Floor: 0.00%) due 04/15/31◊,2	870,594	871,323
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.28% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	852,941	855,496
HGI CRE CLO Ltd.
2021-FL2 A, 5.26% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 09/17/36◊,2	67,972	67,905
Total Collateralized Loan Obligations		12,639,736

Single Family Residence - 3.6%
FirstKey Homes Trust
2020-SFR2, 1.67% due 10/19/37[2]	2,000,000	1,990,206
2020-SFR2, 2.67% due 10/19/37[2]	1,150,000	1,144,841
2022-SFR1, 4.49% due 05/19/39[2]	750,000	746,391
STAR Trust
2025-SFR6, 5.55% (1 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 08/17/42◊,2	750,000	751,564
Total Single Family Residence		4,633,002

Net Lease - 2.9%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	3,034,444	2,897,016
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	942,448	728,059
Total Net Lease		3,625,075

Transport-Container - 2.6%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	1,852,500	1,710,518
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	633,333	590,063
2020-1A, 2.73% due 08/21/45[2]	262,175	252,216
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	829,518	766,462
Total Transport-Container		3,319,259

4 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
GUGGENHEIM STRATEGY FUND II

	Face Amount	Value
Infrastructure - 1.0%
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[2]	$1,233,000	$1,203,503

Transport-Aircraft - 0.6%
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	492,182	470,162
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	309,537	305,512
Total Transport-Aircraft		775,674

Financial - 0.2%
Project Onyx II
7.09% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	210,499	209,826
Total Asset-Backed Securities
(Cost $27,020,150)		26,406,075

U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bills
3.95% due 10/23/25[6]	900,000	897,785
Total U.S. Treasury Bills
(Cost $897,768)		897,785

SENIOR FLOATING RATE INTERESTS††,◊ - 0.7%
Financial - 0.5%
Citadel Securities, LP
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	325,069	325,598
Jane Street Group LLC
6.20% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	294,588	292,134
Total Financial		617,732
Technology - 0.2%
World Wide Technology Holding Company LLC
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 03/01/30	219,791	220,065
Total Senior Floating Rate Interests
(Cost $837,921)		837,797

REPURCHASE AGREEMENTS††,7 - 1.2%
BofA Securities, Inc.
issued 09/30/25 at 4.19% due 10/01/25	576,189	576,189
BNP Paribas
issued 09/30/25 at 4.20% due 10/01/25	504,165	504,165
J.P. Morgan Securities LLC
issued 09/30/25 at 4.20% due 10/01/25	360,118	360,118
Bank of Montreal
issued 09/30/25 at 4.18% due 10/01/25	72,024	72,024
Total Repurchase Agreements
(Cost $1,512,496)		1,512,496

Total Investments - 99.5%
(Cost $127,629,459)		$126,462,609
Other Assets & Liabilities, net - 0.5%		696,840
Total Net Assets - 100.0%		$127,159,449

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.28%	Annually	06/14/27	$55,500,000	$(736,682)	$249	$(736,931)

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 5

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
GUGGENHEIM STRATEGY FUND II

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the 7-day yield as of September 30, 2025.
[2]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $93,519,428 (cost $94,375,976), or 73.5% of total net assets.

[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2025. See table below for additional step information for each security.

[5]	Security is an interest-only strip.
[6]	Rate indicated is the effective yield at the time of purchase.
[7]

Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America
CME — Chicago Mercantile Exchange
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$3,196,394	$—	$—	$3,196,394
Corporate Bonds	—	49,884,332	—	49,884,332
Collateralized Mortgage Obligations	—	43,727,730	—	43,727,730
Asset-Backed Securities	—	26,196,249	209,826	26,406,075
U.S. Treasury Bills	—	897,785	—	897,785
Senior Floating Rate Interests	—	837,797	—	837,797
Repurchase Agreements	—	1,512,496	—	1,512,496
Total Assets	$3,196,394	$123,056,389	$209,826	$126,462,609

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$736,931	$—	$736,931

**	This derivative is reported as unrealized appreciation/depreciation at period end.

6 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
GUGGENHEIM STRATEGY FUND II

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 9.17% due 09/25/62	10.17%	08/25/26	—	—
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
GCAT Trust 2022-NQM4, 5.73% due 08/25/67	6.73%	08/01/26	—	—
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28	—	—
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28	—	—
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28	—	—
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28	—	—
OBX Trust 2023-NQM1, 6.25% due 11/25/63	7.25%	12/01/27	—	—
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28	—	—

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 7

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2025
GUGGENHEIM STRATEGY FUND II

At September 30, 2025, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc.			U.S. Treasury Strips
4.19%			0.00%
Due 10/01/25	$576,189	$576,256	Due 05/15/38	$1,042,543	$587,713

BNP Paribas			U.S. Treasury Bill
4.20%			0.00%
Due 10/01/25	504,165	504,224	Due 02/19/26	328,400	323,612

			U.S. Treasury Note
			3.63%
			Due 05/31/28	107,000	108,329

			U.S. Treasury Strips
			0.00%
			Due 05/15/44 - 11/15/54	250,990	82,248

			U.S. Treasury Inflation Indexed Bond
			0.50%
			Due 01/15/28	131	130
				686,521	514,319

J.P. Morgan Securities LLC			U.S. Treasury Notes
4.20%			4.38% - 4.63%
Due 10/01/25	360,118	360,160	Due 12/15/26 - 04/30/31	346,300	367,341

			U.S. Treasury Strip
			0.00%
			Due 05/15/29	100	88
				346,400	367,429

Bank of Montreal			U.S. Treasury Bond
4.18%			2.38%
Due 10/01/25	72,024	72,032	Due 11/15/49	110,600	73,513

8 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM STRATEGY FUND II

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025

Assets:
Investments, at value (cost $126,116,963)	$124,950,113
Repurchase agreements, at value (cost $1,512,496)	1,512,496
Segregated cash with broker	12,056
Unamortized upfront premiums paid on interest rate swap agreements	249
Prepaid expenses	11,309
Receivables:
Interest	1,021,859
Foreign tax reclaims	569
Total assets	127,508,651

Liabilities:
Overdraft due to custodian bank	16,831
Payable for:
Distributions to shareholders	248,240
Professional fees	53,529
Variation margin on interest rate swap agreements	12,007
Fund accounting/administration fees	2,238
Transfer agent/maintenance fees	1,873
Trustees’ fees*	261
Miscellaneous	14,223
Total liabilities	349,202
Net assets	$127,159,449

Net assets consist of:
Paid in capital	$131,140,975
Total distributable earnings (loss)	(3,981,526)
Net assets	$127,159,449
Capital shares outstanding	5,111,628
Net asset value per share	$24.88

STATEMENT OF OPERATIONS
Year Ended September 30, 2025

Investment Income:
Interest	$9,422,895
Total investment income	9,422,895

Expenses:
Professional fees	110,200
Fund accounting/administration fees	82,585
Custodian fees	31,504
Trustees’ fees*	28,695
Transfer agent/maintenance fees	12,000
Line of credit fees	2,111
Miscellaneous	26,472
Total expenses	293,567
Less:
Earnings credits applied	(15,836)
Net expenses	277,731
Net investment income	9,145,164

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	368,187
Swap agreements	216,395
Net realized gain	584,582
Net change in unrealized appreciation (depreciation) on:
Investments	(465,495)
Swap agreements	523,441
Foreign currency translations	48
Net change in unrealized appreciation (depreciation)	57,994
Net realized and unrealized gain	642,576
Net increase in net assets resulting from operations	$9,787,740

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 9

GUGGENHEIM STRATEGY FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,145,164	$17,314,342
Net realized gain on investments	584,582	876,261
Net change in unrealized appreciation (depreciation) on investments	57,994	6,916,120
Net increase in net assets resulting from operations	9,787,740	25,106,723

Distributions to shareholders	(9,358,512)	(18,178,692)

Capital share transactions:
Proceeds from sale of shares	40,306,400	99,883,658
Distributions reinvested	6,025,476	14,205,784
Cost of shares redeemed	(225,571,475)	(96,391,806)
Net increase (decrease) from capital share transactions	(179,239,599)	17,697,636
Net increase (decrease) in net assets	(178,810,371)	24,625,667

Net assets:
Beginning of year	305,969,820	281,344,153
End of year	$127,159,449	$305,969,820

Capital share activity:
Shares sold	1,625,838	4,077,267
Shares issued from reinvestment of distributions	242,524	577,947
Shares redeemed	(9,092,152)	(3,912,845)
Net increase (decrease) in shares	(7,223,790)	742,369

10 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM STRATEGY FUND II

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$24.80	$24.27	$23.96	$24.99	$24.97
Income (loss) from investment operations:
Net investment income (loss)[a]	1.33	1.33	1.15	.49	.35
Net gain (loss) on investments (realized and unrealized)	.11	.59	.41	(1.02)	.07
Total from investment operations	1.44	1.92	1.56	(.53)	.42
Less distributions from:
Net investment income	(1.36)	(1.39)	(1.25)	(.50)	(.40)
Total distributions	(1.36)	(1.39)	(1.25)	(.50)	(.40)
Net asset value, end of period	$24.88	$24.80	$24.27	$23.96	$24.99

Total Return[b]	5.95%	8.11%	6.62%	(2.08%)	1.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$127,159	$305,970	$281,344	$287,366	$367,122
Ratios to average net assets:
Net investment income (loss)	5.37%	5.40%	4.75%	2.01%	1.40%
Total expenses[c]	0.17%	0.10%	0.13%	0.10%	0.10%
Net expenses	0.17%	0.10%	0.13%	0.10%	0.10%
Portfolio turnover rate	2%	36%	12%	33%	97%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests, if any.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 11

SCHEDULE OF INVESTMENTS	September 30, 2025
GUGGENHEIM STRATEGY FUND III

	Shares	Value
MONEY MARKET FUNDS***,† - 2.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 3.98%[1]	1,623,584	$1,623,584
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.00%[1]	1,320,532	1,320,532
Total Money Market Funds
(Cost $2,944,116)		2,944,116

	Face Amount
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 36.5%
Residential Mortgage-Backed Securities - 27.7%
OBX Trust
2024-NQM5, 5.99% due 01/25/64[2,3]	$2,219,180	2,241,168
2024-NQM8, 6.23% due 05/25/64[2,3]	1,198,384	1,215,047
2024-NQM6, 6.45% due 02/25/64[2,3]	1,188,481	1,206,971
2024-NQM7, 6.24% due 03/25/64[2,3]	1,159,581	1,174,863
2023-NQM2, 6.32% due 01/25/62[2,3]	1,025,725	1,027,236
2023-NQM1, 6.25% due 11/25/63[2,3]	457,608	461,535
2022-NQM9, 6.45% due 09/25/62[2,3]	234,117	233,566
GCAT Trust
2022-NQM3, 4.35% (WAC) due 04/25/67◊,2	1,432,109	1,366,584
2023-NQM2, 5.84% due 11/25/67[2,3]	1,166,711	1,165,110
2024-NQM2, 6.09% due 06/25/59[2,3]	1,060,421	1,072,857
2023-NQM3, 6.89% due 08/25/68[2,3]	324,163	328,500
2025-NQM4, 5.53% due 06/25/70[2]	294,670	297,220
Citigroup Mortgage Loan Trust, Inc.
2022-A, 9.17% due 09/25/62[2,3]	2,659,907	2,667,161
OSAT Trust
2021-RPL1, 6.12% due 05/25/65[2]	2,572,392	2,573,396
Angel Oak Mortgage Trust
2021-6, 1.71% (WAC) due 09/25/66◊,2	992,054	845,519
2024-4, 6.20% due 01/25/69[2,3]	621,744	629,212
2023-1, 4.75% due 09/26/67[2,3]	610,742	607,417
2022-1, 3.29% (WAC) due 12/25/66◊,2	469,463	420,651
Legacy Mortgage Asset Trust
2021-GS3, 5.75% due 07/25/61[2]	881,147	881,072
2021-GS4, 5.65% due 11/25/60[2]	852,754	853,241
2021-GS2, 5.75% due 04/25/61[2]	330,098	329,841
CSMC Trust
2021-RPL7, 4.20% (WAC) due 07/27/61◊,2	562,295	559,699
2021-RPL4, 4.14% (WAC) due 12/27/60◊,2	438,065	436,289
2020-NQM1, 2.21% due 05/25/65[2]	314,428	300,610
Verus Securitization Trust
2021-6, 1.89% (WAC) due 10/25/66◊,2	521,410	459,233
2021-5, 1.37% (WAC) due 09/25/66◊,2	520,987	454,193
2021-4, 1.35% (WAC) due 07/25/66◊,2	259,921	222,291
2021-3, 1.44% (WAC) due 06/25/66◊,2	141,871	124,717
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	1,286,464	1,214,705

New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,2	570,127	537,338
2018-2A, 3.50% (WAC) due 02/25/58◊,2	522,480	498,934
2017-5A, 5.77% (1 Month Term SOFR + 1.61%, Rate Floor: 1.50%) due 06/25/57◊,2	170,517	169,692
Home Equity Loan Trust
2007-FRE1, 4.46% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	1,119,811	1,086,836
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,2	1,152,488	1,077,619
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 4.90% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	822,990	800,489
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 4.55% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	805,539	800,109
HarborView Mortgage Loan Trust
2006-14, 4.55% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	840,659	787,214
NovaStar Mortgage Funding Trust Series
2007-2, 4.47% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	630,383	621,528
Soundview Home Loan Trust
2006-OPT5, 4.55% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	507,812	495,277
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,2	465,950	458,995
Alternative Loan Trust
2007-OA7, 4.55% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 05/25/47◊	467,113	430,601
HOMES Trust
2024-AFC2, 5.58% (WAC) due 10/25/59◊,2	425,735	428,917
COLT Mortgage Loan Trust
2023-3, 7.18% due 09/25/68[2,3]	408,972	414,978
FIGRE Trust
2024-HE5, 5.44% (WAC) due 10/25/54◊,2	400,863	405,251
PMT Loan Trust
2025-INV8, 6.00% (WAC) due 07/25/56◊,2	343,315	345,916
Towd Point Mortgage Trust
2017-6, 2.75% (WAC) due 10/25/57◊,2	182,238	179,396
2018-2, 3.25% (WAC) due 03/25/58◊,2	163,988	162,196
BRAVO Residential Funding Trust
2025-NQM7, 5.46% due 07/25/65[2]	146,305	147,446

12 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
GUGGENHEIM STRATEGY FUND III

	Face Amount	Value
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.01% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊	$144,042	$142,579
Banc of America Funding Trust
2015-R2, 4.53% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,2	97,324	97,079
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	36,813	36,514
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	26,702	25,325
Total Residential Mortgage-Backed Securities		35,520,133

Commercial Mortgage-Backed Securities - 7.9%
BX Commercial Mortgage Trust
2021-VOLT, 5.92% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,2	3,390,898	3,380,302
2022-LP2, 5.71% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	735,000	734,081
WMRK Commercial Mortgage Trust
2022-WMRK, 7.59% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	2,900,000	2,907,260
Citigroup Commercial Mortgage Trust
2018-C6, 0.93% (WAC) due 11/10/51◊,4	39,772,414	821,730
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.06% (1 Month Term SOFR + 1.90%, Rate Floor: 1.54%) due 06/15/38◊,2	850,000	765,839
Morgan Stanley Capital I Trust
2018-H3, 0.94% (WAC) due 07/15/51◊,4	39,477,395	691,052
BXHPP Trust
2021-FILM, 5.37% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	500,000	456,776
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.75% (WAC) due 06/15/51◊,4	22,095,685	269,958
Life Mortgage Trust
2021-BMR, 5.37% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,2	80,100	79,749
Total Commercial Mortgage-Backed Securities		10,106,747

Government Agency - 0.9%
Fannie Mae
6.50% due 04/25/49	736,068	750,655
5.00% due 05/25/52	387,307	387,739
Total Government Agency		1,138,394

Total Collateralized Mortgage Obligations
(Cost $47,617,642)		46,765,274
CORPORATE BONDS†† - 35.0%
Financial - 19.7%
Brighthouse Financial Global Funding
5.55% due 04/09/27[2]	2,750,000	2,796,141
AEGON Funding Company LLC
5.50% due 04/16/27[2]	2,650,000	2,696,348
Athene Global Funding
5.68% due 02/23/26[2]	2,050,000	2,059,286
F&G Global Funding
5.88% due 06/10/27[2]	1,900,000	1,948,928
HSBC Holdings plc
5.60% due 05/17/28[5]	1,750,000	1,786,751
Mutual of Omaha Companies Global Funding
5.35% due 04/09/27[2]	1,750,000	1,779,625
Standard Chartered plc
5.69% due 05/14/28[2,5]	1,700,000	1,735,306
LPL Holdings, Inc.
5.70% due 05/20/27	1,700,000	1,732,051
Barclays plc
5.67% due 03/12/28[5]	1,650,000	1,682,090
CNO Global Funding
5.88% due 06/04/27[2]	1,140,000	1,169,555
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	850,000	832,600
Societe Generale S.A.
5.52% due 01/19/28[2,5]	800,000	810,704
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,5]	800,000	806,712
Jackson National Life Global Funding
5.60% due 04/10/26[2]	750,000	755,426
SLM Corp.
3.13% due 11/02/26	600,000	587,787
Nationwide Building Society
4.65% due 07/14/29[2,5]	550,000	554,494
United Wholesale Mortgage LLC
5.50% due 11/15/25[2]	490,000	489,824
GA Global Funding Trust
1.63% due 01/15/26[2]	450,000	446,369
American National Group, Inc.
5.00% due 06/15/27	240,000	241,971
Brown & Brown, Inc.
4.60% due 12/23/26	175,000	175,916
OneMain Finance Corp.
7.13% due 03/15/26	168,000	169,518
Total Financial		25,257,402

Consumer, Non-cyclical - 5.8%
Universal Health Services, Inc.
1.65% due 09/01/26	1,950,000	1,903,885
Icon Investments Six DAC
5.81% due 05/08/27	1,800,000	1,836,480
Element Fleet Management Corp.
6.27% due 06/26/26[2]	1,650,000	1,671,350
IQVIA, Inc.
5.00% due 05/15/27[2]	1,000,000	997,216

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 13

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
GUGGENHEIM STRATEGY FUND III

	Face Amount	Value
Triton Container International Ltd.
2.05% due 04/15/26[2]	$700,000	$691,193
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[2]	275,000	272,850
Block, Inc.
2.75% due 06/01/26	100,000	98,686
Total Consumer, Non-cyclical		7,471,660

Industrial - 3.4%
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.35% due 01/12/27[2]	1,650,000	1,669,980
Weir Group plc
2.20% due 05/13/26[2]	1,091,000	1,073,599
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	750,000	738,213
Vontier Corp.
1.80% due 04/01/26	650,000	641,021
Jabil, Inc.
1.70% due 04/15/26	200,000	197,317
Total Industrial		4,320,130

Consumer, Cyclical - 2.4%
LG Electronics, Inc.
5.63% due 04/24/27[2]	900,000	916,562
United Airlines, Inc.
4.38% due 04/15/26[2]	900,000	898,618
Live Nation Entertainment, Inc.
6.50% due 05/15/27[2]	875,000	883,094
Air Canada
3.88% due 08/15/26[2]	330,000	327,005
Total Consumer, Cyclical		3,025,279

Utilities - 1.6%
Algonquin Power & Utilities Corp.
5.37% due 06/15/26	1,750,000	1,762,586
Terraform Global Operating, LP
6.13% due 03/01/26[2]	210,000	207,346
Total Utilities		1,969,932

Communications - 1.1%
FactSet Research Systems, Inc.
2.90% due 03/01/27	1,450,000	1,423,469

Technology - 1.0%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	1,350,000	1,324,385
Total Corporate Bonds
(Cost $44,376,205)		44,792,257
ASSET-BACKED SECURITIES†† - 22.7%
Collateralized Loan Obligations - 8.8%
BXMT Ltd.
2020-FL2 AS, 5.66% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38◊,2	2,250,000	2,223,064
2020-FL3 AS, 6.51% (1 Month Term SOFR + 2.36%, Rate Floor: 2.36%) due 11/15/37◊,2	1,250,000	1,245,391
BRSP Ltd.
2021-FL1 B, 6.15% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,2	2,750,000	2,743,434
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.07% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	1,500,000	1,506,893
Greystone Commercial Real Estate Notes
2021-FL3 B, 5.92% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/15/39◊,2	1,000,000	997,216
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.20% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,2	976,310	978,998
Sound Point CLO XIX Ltd.
2018-1A A, 5.58% (3 Month Term SOFR + 1.26%, Rate Floor: 0.00%) due 04/15/31◊,2	789,535	790,196
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.28% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	639,706	641,622
HGI CRE CLO Ltd.
2021-FL2 A, 5.26% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 09/17/36◊,2	66,456	66,391
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 5.86% (3 Month Term SOFR + 1.53%, Rate Floor: 1.27%) due 04/20/30◊,2	25,302	25,353
Total Collateralized Loan Obligations		11,218,558

Single Family Residence - 3.9%
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[2]	3,550,000	3,534,074
2022-SFR1, 4.49% due 05/19/39[2]	750,000	746,391
STAR Trust
2025-SFR6, 5.55% (1 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 08/17/42◊,2	750,000	751,564
Total Single Family Residence		5,032,029

Net Lease - 3.0%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	2,384,206	2,276,226

14 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
GUGGENHEIM STRATEGY FUND III

	Face Amount	Value
New Economy Assets Phase 1 Sponsor LLC
2021-1, 1.91% due 10/20/61[2]	$1,000,000	$834,147
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	706,836	546,044
Store Master Funding I-VII
2018-1A, 4.29% due 10/20/48[2]	227,378	225,911
Total Net Lease		3,882,328

Transport-Container - 2.3%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	1,482,000	1,368,415
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	955,202	882,593
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	443,333	413,044
2020-1A, 2.73% due 08/21/45[2]	240,327	231,197
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[2]	67,333	60,503
Total Transport-Container		2,955,752

Collateralized Debt Obligations - 1.7%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[2]	2,250,000	2,128,468

Whole Business - 1.2%
Domino’s Pizza Master Issuer LLC
2018-1A, 4.33% due 07/25/48[2]	1,184,375	1,181,263
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[2]	443,250	427,914
Total Whole Business		1,609,177

Infrastructure - 1.0%
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[2]	1,300,000	1,268,900

Transport-Aircraft - 0.6%
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	492,182	470,162
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	257,947	254,594
Total Transport-Aircraft		724,756

Financial - 0.2%
Project Onyx II
7.09% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	240,570	239,802
Total Asset-Backed Securities
(Cost $29,854,795)		29,059,770
SENIOR FLOATING RATE INTERESTS††,◊ - 1.5%
Technology - 0.7%
CoreLogic, Inc.
7.78% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 06/02/28	673,684	673,051
World Wide Technology Holding Company LLC
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 03/01/30	263,749	264,079
Total Technology		937,130

Financial - 0.5%
Citadel Securities, LP
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	325,069	325,598
Jane Street Group LLC
6.20% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	294,588	292,134
Total Financial		617,732

Consumer, Non-cyclical - 0.3%
Elanco Animal Health, Inc.
6.13% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/01/27	368,827	368,336
Total Senior Floating Rate Interests
(Cost $1,922,716)		1,923,198

U.S. TREASURY BILLS†† - 0.8%
U.S. Treasury Bills
3.95% due 10/23/25[6]	1,000,000	997,539
Total U.S. Treasury Bills
(Cost $997,520)		997,539

REPURCHASE AGREEMENTS††,7 - 0.6%
BofA Securities, Inc.
issued 09/30/25 at 4.19% due 10/01/25	310,298	310,298
BNP Paribas
issued 09/30/25 at 4.20% due 10/01/25	271,511	271,511
J.P. Morgan Securities LLC
issued 09/30/25 at 4.20% due 10/01/25	193,936	193,936
Bank of Montreal
issued 09/30/25 at 4.18% due 10/01/25	38,787	38,787
Total Repurchase Agreements
(Cost $814,532)		814,532

Total Investments - 99.4%
(Cost $128,527,526)		$127,296,686
Other Assets & Liabilities, net - 0.6%		828,283
Total Net Assets - 100.0%		$128,124,969

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 15

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
GUGGENHEIM STRATEGY FUND III

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate + 0.26%	1.66%	Quarterly	03/16/31	$3,000,000	$302,962	$(500)	$303,462
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.73%	Annually	02/25/27	980,000	24,181	85	24,096
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.47%	Annually	02/02/27	850,000	23,107	81	23,026
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	2.72%	Annually	06/07/27	1,800,000	22,187	104	22,083
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.28%	Annually	06/14/27	55,250,000	(733,363)	248	(733,611)
								$(360,926)	$18	$(360,944)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the 7-day yield as of September 30, 2025.
[2]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $96,727,819 (cost $97,635,899), or 75.5% of total net assets.

[3]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2025. See table below for additional step information for each security.

[4]	Security is an interest-only strip.
[5]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[6]	Rate indicated is the effective yield at the time of purchase.
[7]

Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America
CME — Chicago Mercantile Exchange
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

16 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
GUGGENHEIM STRATEGY FUND III

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$2,944,116	$—	$—	$2,944,116
Collateralized Mortgage Obligations	—	46,765,274	—	46,765,274
Corporate Bonds	—	44,792,257	—	44,792,257
Asset-Backed Securities	—	28,819,968	239,802	29,059,770
Senior Floating Rate Interests	—	1,923,198	—	1,923,198
U.S. Treasury Bills	—	997,539	—	997,539
Repurchase Agreements	—	814,532	—	814,532
Interest Rate Swap Agreements**	—	372,667	—	372,667
Total Assets	$2,944,116	$124,485,435	$239,802	$127,669,353

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$733,611	$—	$733,611

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 9.17% due 09/25/62	10.17%	08/25/26	—	—
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	—	—
GCAT Trust 2023-NQM2, 5.84% due 11/25/67	6.84%	01/01/27	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28	—	—
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28	—	—
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28	—	—
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28	—	—
OBX Trust 2023-NQM1, 6.25% due 11/25/63	7.25%	12/01/27	—	—
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 17

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2025
GUGGENHEIM STRATEGY FUND III

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At September 30, 2025, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc.			U.S. Treasury Strips
4.19%			0.00%
Due 10/01/25	$310,298	$310,334	Due 02/15/49	$980,284	$316,504

BNP Paribas			U.S. Treasury Strips
4.20%			0.00%
Due 10/01/25	271,511	271,543	Due 05/15/44 - 02/15/49	725,147	276,974

J.P. Morgan Securities LLC			U.S. Treasury Note
4.20%			1.88%
Due 10/01/25	193,936	193,959	Due 02/28/27	201,600	196,948

			U.S. Treasury Inflation Indexed Bond
			2.00%
			Due 01/15/26	977	982
				202,577	197,930

Bank of Montreal			U.S. Treasury Bond
4.18%			2.38%
Due 10/01/25	38,787	38,792	Due 11/15/49	59,600	39,614

18 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM STRATEGY FUND III

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025

Assets:
Investments, at value (cost $127,712,994)	$126,482,154
Repurchase agreements, at value (cost $814,532)	814,532
Segregated cash with broker	44,719
Unamortized upfront premiums paid on interest rate swap agreements	518
Prepaid expenses	22,782
Receivables:
Interest	1,004,626
Total assets	128,369,331

Liabilities:
Overdraft due to custodian bank	14,795
Unamortized upfront premiums received on interest rate swap agreements	500
Payable for:
Distributions to shareholders	118,824
Professional fees	49,556
Securities purchased	27,776
Variation margin on interest rate swap agreements	17,614
Fund accounting/administration fees	1,887
Trustees’ fees*	1,612
Transfer agent/maintenance fees	1,175
Miscellaneous	10,623
Total liabilities	244,362
Net assets	$128,124,969

Net assets consist of:
Paid in capital	$133,577,395
Total distributable earnings (loss)	(5,452,426)
Net assets	$128,124,969
Capital shares outstanding	5,135,648
Net asset value per share	$24.95

STATEMENT OF OPERATIONS
Year Ended September 30, 2025

Investment Income:
Interest	$9,516,132
Total investment income	9,516,132

Expenses:
Fund accounting/administration fees	83,490
Professional fees	78,164
Trustees’ fees*	19,345
Custodian fees	15,246
Printing	15,223
Transfer agent/maintenance fees	12,000
Line of credit fees	2,293
Miscellaneous	21,401
Total expenses	247,162
Less:
Earnings credits applied	(15,981)
Net expenses	231,181
Net investment income	9,284,951

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	265,275
Swap agreements	388,449
Net realized gain	653,724
Net change in unrealized appreciation (depreciation) on:
Investments	(394,356)
Swap agreements	438,476
Net change in unrealized appreciation (depreciation)	44,120
Net realized and unrealized gain	697,844
Net increase in net assets resulting from operations	$9,982,795

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 19

GUGGENHEIM STRATEGY FUND III

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,284,951	$17,723,815
Net realized gain on investments	653,724	568,664
Net change in unrealized appreciation (depreciation) on investments	44,120	8,125,654
Net increase in net assets resulting from operations	9,982,795	26,418,133

Distributions to shareholders	(9,608,713)	(18,302,723)

Capital share transactions:
Proceeds from sale of shares	81,110,000	26,624,120
Distributions reinvested	8,133,959	16,694,587
Cost of shares redeemed	(313,156,803)	(28,403,548)
Net increase (decrease) from capital share transactions	(223,912,844)	14,915,159
Net increase (decrease) in net assets	(223,538,762)	23,030,569

Net assets:
Beginning of year	351,663,731	328,633,162
End of year	$128,124,969	$351,663,731

Capital share activity:
Shares sold	3,258,789	1,082,455
Shares issued from reinvestment of distributions	326,240	677,334
Shares redeemed	(12,575,979)	(1,162,212)
Net increase (decrease) in shares	(8,990,950)	597,577

20 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM STRATEGY FUND III

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$24.89	$24.29	$24.02	$25.14	$25.07
Income (loss) from investment operations:
Net investment income (loss)[a]	1.33	1.29	1.13	.50	.39
Net gain (loss) on investments (realized and unrealized)	.10	.65	.41	(1.10)	.09
Total from investment operations	1.43	1.94	1.54	(.60)	.48
Less distributions from:
Net investment income	(1.37)	(1.34)	(1.27)	(.52)	(.41)
Total distributions	(1.37)	(1.34)	(1.27)	(.52)	(.41)
Net asset value, end of period	$24.95	$24.89	$24.29	$24.02	$25.14

Total Return[b]	5.91%	8.15%	6.56%	(2.40%)	1.93%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$128,125	$351,664	$328,633	$299,138	$343,945
Ratios to average net assets:
Net investment income (loss)	5.33%	5.25%	4.66%	2.03%	1.55%
Total expenses[c]	0.14%	0.10%	0.13%	0.10%	0.11%
Net expenses	0.14%	0.10%	0.13%	0.10%	0.11%
Portfolio turnover rate	3%	37%	17%	34%	101%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests, if any.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 21

SCHEDULE OF INVESTMENTS	September 30, 2025
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

	Shares	Value
MONEY MARKET FUND***,† - 3.9%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.00%[1]	1,203,857	$1,203,857
Total Money Market Fund
(Cost $1,203,857)		1,203,857

	Face Amount
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 54.4%
Residential Mortgage-Backed Securities - 39.3%
OBX Trust
2024-NQM5, 5.99% due 01/25/64[2,3]	$792,564	800,417
2022-NQM9, 6.45% due 09/25/62[2,3]	635,462	633,965
2024-NQM8, 6.23% due 05/25/64[2,3]	445,114	451,303
2024-NQM7, 6.24% due 03/25/64[2,3]	430,702	436,378
2024-NQM6, 6.45% due 02/25/64[2,3]	429,174	435,851
2023-NQM2, 6.32% due 01/25/62[2,3]	341,908	342,412
GCAT Trust
2023-NQM2, 5.84% due 11/25/67[2,3]	453,721	453,098
2024-NQM2, 6.09% due 06/25/59[2,3]	393,871	398,490
2023-NQM3, 6.89% due 08/25/68[2,3]	162,081	164,250
Citigroup Mortgage Loan Trust, Inc.
2022-A, 9.17% due 09/25/62[2,3]	960,522	963,141
OSAT Trust
2021-RPL1, 6.12% due 05/25/65[2]	953,808	954,181
Legacy Mortgage Asset Trust
2021-GS3, 5.75% due 07/25/61[2]	394,997	394,963
2021-GS4, 5.65% due 11/25/60[2]	284,251	284,414
2021-GS2, 5.75% due 04/25/61[2]	137,541	137,434
CSMC Trust
2021-RPL4, 4.14% (WAC) due 12/27/60◊,2	292,044	290,859
2021-RPL7, 4.20% (WAC) due 07/27/61◊,2	196,803	195,895
2020-NQM1, 2.21% due 05/25/65[2]	148,639	142,106
Angel Oak Mortgage Trust
2024-4, 6.20% due 01/25/69[2,3]	241,790	244,694
2023-1, 4.75% due 09/26/67[2,3]	229,028	227,781
2022-1, 3.29% (WAC) due 12/25/66◊,2	167,665	150,232
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	551,342	520,588
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 4.55% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	455,728	452,608
Home Equity Loan Trust
2007-FRE1, 4.46% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	461,136	447,557
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,2	450,974	421,677
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,2	231,133	217,840
2018-2A, 3.50% (WAC) due 02/25/58◊,2	212,258	202,692

HarborView Mortgage Loan Trust
2006-14, 4.55% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	420,329	393,607
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 4.90% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	300,149	291,943
NovaStar Mortgage Funding Trust Series
2007-2, 4.47% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	246,423	242,961
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,2	232,975	229,497
Soundview Home Loan Trust
2006-OPT5, 4.55% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	231,709	225,990
COLT Mortgage Loan Trust
2023-3, 7.18% due 09/25/68[2,3]	157,297	159,607
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.01% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊	72,021	71,290
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	68,329	67,582
Verus Securitization Trust
2021-3, 1.44% (WAC) due 06/25/66◊,2	60,802	53,450
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,2	47,286	44,833
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	21,362	20,260
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	18,406	18,257
Total Residential Mortgage-Backed Securities		12,184,103

Commercial Mortgage-Backed Securities - 14.3%
BX Commercial Mortgage Trust
2021-VOLT, 5.92% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,2	1,211,035	1,207,251
2022-LP2, 5.71% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	350,000	349,562
WMRK Commercial Mortgage Trust
2022-WMRK, 7.59% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	1,150,000	1,152,879
MTN Commercial Mortgage Trust
2022-LPFL, 7.10% (1 Month Term SOFR + 2.94%, Rate Floor: 2.94%) due 03/15/39◊,2	800,000	798,202

22 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

	Face Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.06% (1 Month Term SOFR + 1.90%, Rate Floor: 1.54%) due 06/15/38◊,2	$350,000	$315,345
BXHPP Trust
2021-FILM, 5.37% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	250,000	228,388
BENCHMARK Mortgage Trust
2019-B14, 0.89% (WAC) due 12/15/62◊,4	8,616,302	179,898
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.14% (WAC) due 02/15/50◊,4	19,974,327	166,544
Life Mortgage Trust
2021-BMR, 5.37% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,2	37,380	37,216
Total Commercial Mortgage-Backed Securities		4,435,285

Government Agency - 0.8%
Fannie Mae
6.50% due 04/25/49	245,356	250,218
Total Collateralized Mortgage Obligations
(Cost $17,121,780)		16,869,606

ASSET-BACKED SECURITIES†† - 35.3%
Collateralized Loan Obligations - 15.3%
BXMT Ltd.
2020-FL2 AS, 5.66% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38◊,2	1,000,000	988,028
2020-FL3 AS, 6.51% (1 Month Term SOFR + 2.36%, Rate Floor: 2.36%) due 11/15/37◊,2	750,000	747,235
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.20% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,2	976,310	978,998
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.07% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	750,000	753,447
BRSP Ltd.
2021-FL1 B, 6.15% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,2	500,000	498,806
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.28% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	426,471	427,748
Sound Point CLO XIX Ltd.
2018-1A A, 5.58% (3 Month Term SOFR + 1.26%, Rate Floor: 0.00%) due 04/15/31◊,2	315,814	316,078
HGI CRE CLO Ltd.
2021-FL2 A, 5.26% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 09/17/36◊,2	23,883	23,859
Total Collateralized Loan Obligations		4,734,199

Net Lease - 4.3%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	1,083,730	1,034,648
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	282,734	218,418
Store Master Funding I-VII
2018-1A, 4.29% due 10/20/48[2]	90,951	90,364
Total Net Lease		1,343,430

Single Family Residence - 4.2%
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[2]	1,300,000	1,294,168

Transport-Container - 4.0%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	617,500	570,173
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	351,917	325,166
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	190,000	177,019
2020-1A, 2.73% due 08/21/45[2]	109,240	105,090
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[2]	67,333	60,503
Total Transport-Container		1,237,951

Collateralized Debt Obligations - 3.8%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[2]	1,250,000	1,182,482

Transport-Aircraft - 1.8%
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	492,182	470,162
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	103,179	101,837
Total Transport-Aircraft		571,999

Infrastructure - 1.6%
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[2]	500,000	488,039

Financial - 0.3%
Project Onyx II
7.09% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	90,214	89,926
Total Asset-Backed Securities
(Cost $11,224,573)		10,942,194

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 23

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 0.7%
Financial - 0.7%
Citadel Securities, LP
6.16% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	$118,207	$118,399
Jane Street Group LLC
6.20% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	98,196	97,378
Total Financial		215,777

Total Senior Floating Rate Interests
(Cost $216,348)		215,777

CORPORATE BONDS†† - 0.4%
Utilities - 0.2%
Terraform Global Operating, LP
6.13% due 03/01/26[2]	78,000	77,014

Financial - 0.2%
Brown & Brown, Inc.
4.60% due 12/23/26	50,000	50,262
Total Corporate Bonds
(Cost $127,833)		127,276
REPURCHASE AGREEMENTS††,5 - 4.4%
BofA Securities, Inc.
issued 09/30/25 at 4.19% due 10/01/25	518,359	518,359
BNP Paribas
issued 09/30/25 at 4.20% due 10/01/25	453,564	453,564
J.P. Morgan Securities LLC
issued 09/30/25 at 4.20% due 10/01/25	323,974	323,974
Bank of Montreal
issued 09/30/25 at 4.18% due 10/01/25	64,795	64,795
Total Repurchase Agreements
(Cost $1,360,692)		1,360,692

Total Investments - 99.1%
(Cost $31,255,083)		$30,719,402
Other Assets & Liabilities, net - 0.9%		265,767
Total Net Assets - 100.0%		$30,985,169

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate + 0.26%	1.66%	Quarterly	03/16/31	$1,300,000	$131,283	$(208)	$131,491
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.28%	Annually	06/14/27	11,000,000	(146,009)	117	(146,126)
								$(14,726)	$(91)	$(14,635)

24 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the 7-day yield as of September 30, 2025.
[2]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $25,076,272 (cost $25,415,587), or 80.9% of total net assets.

[3]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2025. See table below for additional step information for each security.

[4]	Security is an interest-only strip.
[5]

Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America
CME — Chicago Mercantile Exchange
LIBOR — London Interbank Offered Rate
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$1,203,857	$—	$—	$1,203,857
Collateralized Mortgage Obligations	—	16,869,606	—	16,869,606
Asset-Backed Securities	—	10,852,268	89,926	10,942,194
Senior Floating Rate Interests	—	215,777	—	215,777
Corporate Bonds	—	127,276	—	127,276
Repurchase Agreements	—	1,360,692	—	1,360,692
Interest Rate Swap Agreements**	—	131,491	—	131,491
Total Assets	$1,203,857	$29,557,110	$89,926	$30,850,893

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$146,126	$—	$146,126

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 25

SCHEDULE OF INVESTMENTS (continued)	September 30, 2025
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 9.17% due 09/25/62	10.17%	08/25/26	—	—
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	—	—
GCAT Trust 2023-NQM2, 5.84% due 11/25/67	6.84%	01/01/27	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28	—	—
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28	—	—
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28	—	—
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28	—	—
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28	—	—

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

26 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2025
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

At September 30, 2025, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc.			U.S. Treasury Note
4.19%			3.75%
Due 10/01/25	$518,359	$518,419	Due 04/15/28	$518,400	$528,723

			U.S. Treasury Bond
			3.88%
			Due 05/15/43	100	92
				518,500	528,815

BNP Paribas			U.S. Treasury Strips
4.20%			0.00%
Due 10/01/25	453,564	453,617	Due 02/15/36 - 08/15/38	825,139	462,689

J.P. Morgan Securities LLC			U.S. Treasury Notes
4.20%			1.50% - 1.88%
Due 10/01/25	323,974	324,012	Due 02/28/27 - 11/30/28	338,400	330,562

Bank of Montreal			U.S. Treasury Bond
4.18%			2.38%
Due 10/01/25	64,795	64,803	Due 11/15/49	99,500	66,135

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 27

GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025

Assets:
Investments, at value (cost $29,894,391)	$29,358,710
Repurchase agreements, at value (cost $1,360,692)	1,360,692
Segregated cash with broker	214,189
Unamortized upfront premiums paid on interest rate swap agreements	117
Prepaid expenses	15,113
Receivables:
Interest	121,780
Total assets	31,070,601

Liabilities:
Overdraft due to custodian bank	1,406
Unamortized upfront premiums received on interest rate swap agreements	208
Payable for:
Professional fees	38,196
Distributions to shareholders	20,375
Pricing fees	7,418
Custodian fees	6,172
Variation margin on interest rate swap agreements	4,269
Fund accounting/administration fees	3,395
Trustees’ fees*	1,996
Transfer agent/maintenance fees	766
Miscellaneous	1,231
Total liabilities	85,432
Net assets	$30,985,169

Net assets consist of:
Paid in capital	$32,478,318
Total distributable earnings (loss)	(1,493,149)
Net assets	$30,985,169
Capital shares outstanding	1,244,874
Net asset value per share	$24.89

STATEMENT OF OPERATIONS
Year Ended September 30, 2025

Investment Income:
Interest	$2,788,947
Total investment income	2,788,947

Expenses:
Professional fees	54,280
Fund accounting/administration fees	50,768
Custodian fees	26,529
Trustees’ fees*	23,956
Transfer agent/maintenance fees	12,000
Line of credit fees	795
Miscellaneous	25,543
Total expenses	193,871
Less:
Earnings credits applied	(12,881)
Net expenses	180,990
Net investment income	2,607,957

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	221,204
Swap agreements	(8,419)
Net realized gain	212,785
Net change in unrealized appreciation (depreciation) on:
Investments	(336,138)
Swap agreements	254,443
Net change in unrealized appreciation (depreciation)	(81,695)
Net realized and unrealized gain	131,090
Net increase in net assets resulting from operations	$2,739,047

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

28 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,607,957	$6,553,565
Net realized gain on investments	212,785	201,473
Net change in unrealized appreciation (depreciation) on investments	(81,695)	2,879,103
Net increase in net assets resulting from operations	2,739,047	9,634,141

Distributions to shareholders	(2,685,705)	(6,750,268)

Capital share transactions:
Proceeds from sale of shares	49,615,250	11,448,300
Distributions reinvested	2,428,365	6,388,673
Cost of shares redeemed	(153,839,424)	(7,345,968)
Net increase (decrease) from capital share transactions	(101,795,809)	10,491,005
Net increase (decrease) in net assets	(101,742,467)	13,374,878

Net assets:
Beginning of year	132,727,636	119,352,758
End of year	$30,985,169	$132,727,636

Capital share activity:
Shares sold	1,995,813	464,434
Shares issued from reinvestment of distributions	97,481	259,355
Shares redeemed	(6,186,000)	(300,876)
Net increase (decrease) in shares	(4,092,706)	422,913

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 29

GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Per Share Data
Net asset value, beginning of period	$24.87	$24.29	$24.01	$25.06	$25.00
Income (loss) from investment operations:
Net investment income (loss)[a]	1.34	1.30	1.11	.47	.40
Net gain (loss) on investments (realized and unrealized)	.06	.62	.39	(1.04)	.06
Total from investment operations	1.40	1.92	1.50	(.57)	.46
Less distributions from:
Net investment income	(1.38)	(1.34)	(1.22)	(.48)	(.40)
Total distributions	(1.38)	(1.34)	(1.22)	(.48)	(.40)
Net asset value, end of period	$24.89	$24.87	$24.29	$24.01	$25.06

Total Return[b]	5.76%	8.12%	6.35%	(2.27%)	1.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$30,985	$132,728	$119,353	$116,684	$131,060
Ratios to average net assets:
Net investment income (loss)	5.38%	5.28%	4.60%	1.89%	1.61%
Total expenses[c]	0.40%	0.16%	0.22%	0.18%	0.18%
Net expenses	0.40%	0.16%	0.22%	0.18%	0.18%
Portfolio turnover rate	— [d]	35%	18%	35%	107%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests, if any.
[d]	Less than 1.0%

30 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Strategy Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as a diversified, open-ended investment company and may issue an unlimited number of authorized shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the Securities Act of 1933 Act may make investments in the Funds. At September 30, 2025, the Trust consisted of three Funds.

This report covers the following Funds (collectively, the “Funds”):

Fund Name	Diversification Status
Guggenheim Strategy Fund II	Diversified
Guggenheim Strategy Fund III	Diversified
Guggenheim Variable Insurance Strategy Fund III	Diversified

Guggenheim Partners Investment Management, LLC (“GPIM”, or the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) serves as distributor of the Funds’ shares. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of each fund is calculated by dividing the current value of the Fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that Fund on the specified date.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (“Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded, provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m.

GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 31

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by independent third-party pricing services that use broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser. Funds that invest in loans or asset-backed securities as part of their investment strategies may have a significant amount of these instruments that are fair valued by the Adviser.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Interest rate swap agreements entered into by a Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Funds’ Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these securities is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recognized as a component of Interest on the Funds’ Statements of Operations, even though principal is not received until maturity.

(c) Senior Floating Rate Interests and Loan Investments

Senior floating rate interests in which the Trust invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, (ii) the prime rate offered by one

32 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

or more major United States banks, (iii) the bank’s certificate of deposit rate, or (iv) the Secured Overnight Financing Rate (“SOFR”). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Funds’ Schedules of Investments.

The Funds invest in loans and other similar debt obligations (“obligations”). A portion of the Funds’ investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. The Funds may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. Many new, restructured or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Funds may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Funds are subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” under the federal laws and, as a result, the Funds may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

(d) Interest on When-Issued Securities

The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Funds on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

(e) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(f) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(g) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 33

NOTES TO FINANCIAL STATEMENTS (continued)

(h) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(i) Forward Foreign Currency Exchange Contracts

The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(j) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(k) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

The Funds may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Funds and included in interest income on the Funds’ Statements of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Funds’ Statements of Operations at the end of the commitment period.

(l) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(m) Expenses

Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

(n) Earnings Credits

Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Funds’ Statements of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the year ended September 30, 2025, are disclosed in the Funds’ Statements of Operations.

34 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

(o) Cash

The Funds may leave cash overnight in their cash account with their custodian. Periodically, a Fund may have cash due to their custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 4.09% at September 30, 2025.

(p) Indemnifications

Under the Trust’s organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds utilized derivatives for the following purpose:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 35

NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the Funds’ use and volume of interest rate swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Pay Floating Rate	Receive Floating Rate
Guggenheim Strategy Fund II	Duration	$—	$55,500,000
Guggenheim Strategy Fund III	Duration	—	62,630,000
Guggenheim Variable Insurance Strategy Fund III	Duration	—	12,591,667

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2025:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Interest rate swap agreements	Unamortized upfront premiums paid on interest rate swap agreements	Unamortized upfront premiums received on interest rate swap agreements
Variation margin on interest rate swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2025:

Asset Derivative Investments Value
Fund	Swaps Interest Rate Risk*	Total Value at September 30, 2025
Guggenheim Strategy Fund III	$372,667	$372,667
Guggenheim Variable Insurance Strategy Fund III	131,491	131,491

Liability Derivative Investments Value
Fund	Swaps Interest Rate Risk*	Total Value at September 30, 2025
Guggenheim Strategy Fund II	$736,931	$736,931
Guggenheim Strategy Fund III	733,611	733,611
Guggenheim Variable Insurance Strategy Fund III	146,126	146,126

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Funds’ Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Funds’ Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the year ended September 30, 2025:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Interest rate swap agreements	Net realized gain (loss) on swap agreements Net change in unrealized appreciation (depreciation) on swap agreements

36 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the year ended September 30, 2025:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Swaps Interest Rate Risk	Total
Guggenheim Strategy Fund II	$216,395	$216,395
Guggenheim Strategy Fund III	388,449	388,449
Guggenheim Variable Insurance Strategy Fund III	(8,419)	(8,419)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Swaps Interest Rate Risk	Total
Guggenheim Strategy Fund II	$523,441	$523,441
Guggenheim Strategy Fund III	438,476	438,476
Guggenheim Variable Insurance Strategy Fund III	254,443	254,443

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent

GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 37

NOTES TO FINANCIAL STATEMENTS (continued)

amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of September 30, 2025.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Guggenheim Strategy Fund II	BofA Securities, Inc.	Interest rate swap agreements	$12,056	$—
Guggenheim Strategy Fund III	BofA Securities, Inc.	Interest rate swap agreements	44,719	—
Guggenheim Variable Insurance Strategy Fund III	BofA Securities, Inc.	Interest rate swap agreements	214,189	—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent third-party pricing services are used to value a majority of the Funds’ investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

38 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract between the Trust, on behalf of the Funds, and the Adviser, the Funds do not pay GI advisory fees.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, GI will voluntarily waive fees at the investing fund level. In addition, the Fund may voluntarily waive fees and reimburse other expenses. For the year ended September 30, 2025, the Funds did not waive or reimburse other expenses.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. The Bank of New York Mellon (“BNY”) acts as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 39

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid during the year ended September 30, 2025 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Guggenheim Strategy Fund II	$9,358,512	$—	$9,358,512
Guggenheim Strategy Fund III	9,608,713	—	9,608,713
Guggenheim Variable Insurance Strategy Fund III	2,685,705	—	2,685,705

The tax character of distributions paid during the year ended September 30, 2024 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Guggenheim Strategy Fund II	$18,178,692	$—	$18,178,692
Guggenheim Strategy Fund III	18,302,723	—	18,302,723
Guggenheim Variable Insurance Strategy Fund III	6,750,268	—	6,750,268

Note: For U.S. federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

The tax components of distributable earnings/(loss) as of September 30, 2025 were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Other Temporary Differences	Total
Guggenheim Strategy Fund II	$136,496	$—	$(1,911,001)	$(1,670,707)	$(536,314)	$(3,981,526)
Guggenheim Strategy Fund III	143,678	—	(1,605,730)	(3,408,098)	(582,276)	(5,452,426)
Guggenheim Variable Insurance Strategy Fund III	342,263	—	(557,468)	(1,142,700)	(135,244)	(1,493,149)

For U.S. federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. The Funds are permitted to carry forward capital losses for an unlimited period and such capital loss carryforwards retain their character as either short-term or long-term capital losses. As of September 30, 2025, capital loss carryforwards for the Funds were as follows:

	Unlimited
Fund	Short-Term	Long-Term	Total Capital Loss Carryforward
Guggenheim Strategy Fund II	$ —	$(1,670,707)	$(1,670,707)
Guggenheim Strategy Fund III	(83,552)	(3,324,546)	(3,408,098)
Guggenheim Variable Insurance Strategy Fund III	(150,506)	(992,194)	(1,142,700)

For the year ended September 30, 2025, the following capital loss carryforward amounts were utilized:

Fund	Utilized
Guggenheim Strategy Fund II	$358,499
Guggenheim Strategy Fund III	288,834
Guggenheim Variable Insurance Strategy Fund III	123,081

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to investments in certain bonds and swap agreements. Additional differences may result from the tax treatment of dividends payable and paydown reclasses. To the extent these differences are permanent and would require a reclassification between Paid in Capital and Total Distributable Earnings (Loss), such reclassifications are made in the period that the differences arise. These reclassifications have no effect on net assets or NAV per share.

40 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

No adjustments were made on the Statements of Assets and Liabilities as of September 30, 2025 for permanent book/tax differences.

At September 30, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Guggenheim Strategy Fund II	$127,636,726	$863,247	$(2,774,295)	$(1,911,048)
Guggenheim Strategy Fund III	128,541,472	1,278,685	(2,884,415)	(1,605,730)
Guggenheim Variable Insurance Strategy Fund III	31,262,235	261,772	(819,240)	(557,468)

Note 7 – Securities Transactions

For the year ended September 30, 2025, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Guggenheim Strategy Fund II	$4,041,608	$137,080,381
Guggenheim Strategy Fund III	4,354,822	152,937,416
Guggenheim Variable Insurance Strategy Fund III	149,303	72,827,382

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the year ended September 30, 2025, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act.

Note 8 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,115,000,000 line of credit from a syndicated bank group led by Citibank, N.A., which was in place through September 26, 2025, at which time the line of credit was renewed as a 364-day committed, $1,190,000,000 line of credit. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, SOFR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Funds’ Statements of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the year ended September 30, 2025.

Note 9 – Segment Reporting

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed

GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 41

NOTES TO FINANCIAL STATEMENTS (concluded)

by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Officers of the Trust, subject to the oversight and supervision of the Board, serve as the CODM for the Funds.

Each of the Funds represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s investment objective which is executed by each Fund’s portfolio managers as a team. Each of the Funds uses a variety of investments to execute its investment strategy. Please refer to Note 1 – Organization and Significant Accounting Policies of these Notes to Financial Statements for additional details on the significant accounting policies and investment types used by the Funds. Please refer to each Fund’s Schedule of Investments for a breakdown of the types of investments from which each of the Funds generates its returns. Financial information in the form of total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks, among other metrics, and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on each Fund’s Statement of Assets and Liabilities as “total assets” and significant segment income, expenses, and gain(loss) are listed on each Fund’s Statement of Operations.

Note 10 – Recent Accounting Pronouncements

In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (the “2023 ASU”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The 2023 ASU is effective for fiscal years beginning after December 15, 2024. At this time, management is evaluating the implications of these changes on the financial statements, though adoption of the new standard is expected to impact financial statement disclosures only and not affect any Fund’s financial position or the results of its operations.

Note 11 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 12 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

42 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Guggenheim Strategy Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Guggenheim Strategy Funds Trust (the “Trust”) (comprising Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively referred to as the “Funds”)), including the schedules of investments, as of September 30, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Guggenheim Strategy Funds Trust at September 30, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.

We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, brokers, and paying agents. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Guggenheim investment companies since 1979.

Tysons, Virginia
November 26, 2025

GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 43

OTHER INFORMATION

Federal Income Tax Information

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.

In January 2026, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2025.

The Funds’ investment income (dividend income plus short-term capital gains, if any) qualifies as follows:

Of the taxable ordinary income distributions paid during the fiscal year ended September 30, 2025, the following funds had the corresponding percentages qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief and Reconciliation Act of 2003 or for the dividends received deduction for corporations. See the qualified dividend income and dividend received deduction columns, respectively, in the table below.

Additionally, of the taxable ordinary income distributions paid during the fiscal year ended September 30, 2025, the following funds had the corresponding percentages qualify as interest related dividends as permitted by IRC Section 871(k)(1). See the qualified interest income column in the table below.

Fund	Qualified Dividend Income	Dividend Received Deduction	Qualified Interest Income
Guggenheim Strategy Fund II	0.00%	0.00%	68.62%
Guggenheim Strategy Fund III	0.00%	0.00%	69.48%
Guggenheim Variable Insurance Strategy Fund III	0.00%	0.00%	70.09%

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at https://www.sec.gov. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on our website at www.guggenheiminvestments.com, and will be made available, upon request and without charge, by calling 800.820.0888.

44 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT

ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 45

ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

46 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT

ITEM 10: REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 47

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Report of the Guggenheim Strategy Funds Trust Board of Trustees

The Board of Trustees (the “Board”) of Guggenheim Strategy Funds Trust (the “Trust”), including the Independent Trustees, unanimously approved the renewal of the investment management agreement (the “Advisory Agreement”) with Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”) on behalf of the series of the Trust listed below (each a “Fund” and collectively, the “Funds”):

●	Guggenheim Strategy Fund II (“Strategy Fund II”)	●	Guggenheim Strategy Fund III (“Strategy Fund III”)
●	Guggenheim Variable Insurance Strategy Fund III (“Variable Strategy Fund”)

GPIM is an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”). Guggenheim Partners, GPIM and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes GPIM, Security Investors, LLC, Guggenheim Funds Investment Advisors, LLC and other affiliated investment management businesses of Guggenheim Partners.

At meetings held in person on April 15, 2025 (the “April Meeting”) and on May 22, 2025 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the FUSE reports is to present the subject fund’s relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. FUSE also made a presentation at the April Meeting. In evaluating the data presented in the FUSE reports, the Committee took into account the challenges that exist in developing appropriate peer groups for the Funds, the shares of which are not, and are not expected to be, registered under the Securities Act of 1933, as amended (the “1933 Act”), because such shares are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. In this connection, only investment companies, common or commingled trust funds, or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim and FUSE, in light of the foregoing challenges. The Committee noted that although FUSE’s process typically results in the identification for each Fund of a universe of similar funds for performance comparisons and a narrower group of similar funds from the universe based on asset levels for comparative fee and expense data evaluation (i.e., the peer group), the peer group constituent funds identified by FUSE for Variable Strategy Fund were the same as the performance universe constituent funds due to the Fund’s investment strategy and pricing.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Committee. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other funds in the Guggenheim fund complex and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term. Following its review of the Committee’s recommendation, the Board unanimously approved the renewal of the Advisory Agreement for each Fund for a one-year period ending August 1, 2026 at a meeting held on May 21-22, 2025 (the “May Board Meeting”

48 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(continued)

and together with the May Meeting, the “May Meetings”) and determined to adopt the Committee’s considerations and conclusions, which follow.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex, including the Funds. The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended. In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), which oversees the fund administration, accounting and transfer agency services provided to the Funds and other funds in the Guggenheim fund complex, including the OCFO’s resources, personnel and services provided.

The Committee also noted the distinctive nature of the Funds, which are operated as underlying investment options for other funds and accounts managed by Guggenheim Investments as part of a specific investment strategy for the investing funds and accounts, and that the Funds are not publicly offered as separate investment products.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, GIH Borrower, LLC (“GIHB”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GIHB and its indirect subsidiary Guggenheim Investments Holdings, LLC. (Thereafter, the Committee received the audited consolidated financial statements of GPIM.)

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: The Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2024. The Committee compared each Fund’s performance to the performance of a benchmark, a universe of funds and a narrower peer group of similar funds based on asset levels as identified by FUSE (except as noted above with respect to Variable Strategy Fund), in each case for the same periods, as applicable. The Committee also received certain performance information as of March 31, 2025. In assessing each Fund’s performance, the Committee considered that the Board receives regular reporting from Guggenheim regarding performance and evaluates performance throughout the year.

In seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. The Committee observed that each Fund’s returns ranked in the first quartile of such Fund’s performance universe for each of the five-year and three-year periods ended December 31, 2024. The Committee noted that each Fund’s investment results were consistent with its investment objective to seek a high level of income consistent with preservation of capital.

GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 49

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(concluded)

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that each Fund’s performance was acceptable.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee considered that pursuant to the Advisory Agreement, the Funds do not pay the Adviser an advisory fee. The Committee also compared each Fund’s net effective management fee1 and total net expense ratio to the applicable peer group. The Committee also reviewed the median expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses and fee waivers/reimbursements), of the peer group. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations. The Committee observed that each Fund’s net effective management fee and total net expense ratio each rank in the first quartile of such Fund’s peer group.

The Committee did not consider profitability as no advisory fee was paid by the Funds. The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds were appropriate.

Economies of Scale: The Committee did not consider economies of scale to be relevant given that no advisory fee was paid by the Funds.

Overall Conclusions

The Committee concluded that the renewal of the Advisory Agreement is in the best interest of each Fund, in light of the extent and quality of the services provided and other benefits received by the Adviser and the advisory fee structure. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of their informed business judgment, may afford different weights to different factors.

Following its review of the Committee’s analysis and determinations, the Board adopted the considerations and conclusions of the Committee and determined to approve the renewal of the Advisory Agreement.

[1]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

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Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to this registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that the officers listed above believe to have materially affected, or to be reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form-NSR is attached.

(a)(2)	Not applicable.

(a)(3)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Strategy Funds Trust

By:	/s/ Brian E. Binder

Name:	Brian E. Binder

Title:	President and Chief Executive Officer

Date:	November 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian E. Binder

Name:	Brian E. Binder

Title:	President and Chief Executive Officer

Date:	November 26, 2025

By:	/s/ James Howley

Name:	James Howley

Title:	Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	November 26, 2025